DEFERRED TAX ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Deferred Tax Assets And Liabilities [Abstract]
Schedule of Deferred Tax Assets and Liabilities
	Assets		Liabilities		Net
	2022 US$’000	2021 US$’000	2022 US$’000	2021 US$’000	2022 US$’000	2021 US$’000
Property, plant and equipment	229	477	(5)	(11)	224	466
Intangible assets	-	-	(3,950)	(3,969)	(3,950)	(3,969)
Inventories	423	620	-	-	423	620
Provisions	2,194	1,871	-	-	2,194	1,871
Tax value of loss carry-forwards	1,254	1,016	-	-	1,254	1,016
Other items	118	117	(1,103)	(878)	(985)	(761)

Deferred tax assets/(liabilities)	4,218	4,101	(5,058)	(4,858)	(840)	(757)

Schedule of Unrecognised Deferred Tax Liabilities
	Balance January, 1 2022	Recognised in income	Balance December 31, 2022
	US$’000	US$’000	US$’000
Property, plant and equipment	466	(242)	224
Intangible assets	(3,969)	19	(3,950)
Inventories	620	(197)	423
Provisions	1,871	323	2,194
Tax value of loss carry-forwards	1,016	238	1,254
Other items	(761)	(224)	(985)

	(757)	(83)	(840)
	Balance January, 1 2021	Recognised in income	Balance December 31, 2021
	US$’000	US$’000	US$’000
Property, plant and equipment	724	(258)	466
Intangible assets	(4,072)	103	(3,969)
Inventories	750	(130)	620
Provisions	2,159	(288)	1,871
Tax value of loss carry-forwards	433	583	1,016
Other items	(714)	(47)	(761)

	(720)	(37)	(757)

Schedule of Deferred Tax Assets Not Recognised
	December 31, 2022	December 31, 2021
	US$’000	US$’000
Capital losses	8,293	8,293
Net operating losses	75,957	73,893
US alternative minimum tax credits	1,906	1,704
Other temporary timing differences	38,960	21,301
US state credit carryforwards	2,753	1,664

	127,869	106,855